LEASES (Details 1)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
LEASES
Weighted average remaining lease term in years	3 years 10 months 24 days	3 years 2 months 12 days
Weighted average discount rate	13.60%	5.00%